Related Party Balance and Transactions (Details)				12 Months Ended
	Mar. 20, 2025 USD ($)	Dec. 20, 2024 USD ($)	Feb. 23, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 20, 2024 HKD ($)
Related Party Balance and Transactions [Line Items]
Addition of bank borrowing		$ 851,718
Transfer of insurance plan					$ 159,251
Hong Kong interbank offered rate		1.00%
Universal life insurance loan				$ 645,062	812,442
Kin Chiu Development [Member]
Related Party Balance and Transactions [Line Items]
Investment Interest Rate				100.00%
Kin Chiu Development Company Limited [Member]
Related Party Balance and Transactions [Line Items]
Related to payment obligations		$ 1,137,380	$ 1,137,380
Outstanding loan		$ 848,158		$ 645,062	$ 812,442		$ 6,638,838
Caimed under the guarantee
Transfer of insurance plan	$ 1,381,153